Identification and activities of the Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Identification And Activities Of The Company And Subsidiaries
Schedule of information about employees
As of December 31, 2025, and 2024, the workforce was as follows:

	As of December 31, 2025			As of December 31, 2024
Employees	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	29	200	229	25	167	192
Professionals	223	2,860	3,083	211	3,179	3,390
Technicians and operators	423	4,004	4,427	411	4,351	4,762
Total	675	7,064	7,739	647	7,697	8,344

	As of December 31, 2025			As of December 31, 2024
Place of work	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
In Chile	675	6,165	6,840	647	6,611	7,258
Outside Chile	—	899	899	—	1,086	1,086
Total	675	7,064	7,739	647	7,697	8,344

Schedule of shareholders stock and ownership percentage	The following
information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchange:

Shareholders as of December 31, 2025	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA	62,556,568	43.80%	—	—	21.90%
The Bank of New York Mellon, ADRs	—	—	50,245,273	35.18%	17.59%
Sociedad de Inversiones Pampa Calichera S.A.	41,775,389	29.25%	1,611,227	1.13%	15.19%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile on behalf of State Street	—	—	9,552,261	6.69%	3.34%
AFP Habitat S.A.	790,395	0.55%	8,691,248	6.09%	3.32%
Global Mining Spa	8,798,539	6.16%	—	—	3.08%
Banco Santander on behalf of foreign investors	—	—	8,220,583	5.76%	2.88%
AFP Provida S.A.	—	—	6,898,290	4.83%	2.42%
AFP Capital S.A.	—	—	6,887,379	4.82%	2.41%
Banco De Chile Por Cuenta De Citi NA New York Clie.	67,463	0.05%	6,706,103	4.70%	2.37%
AFP Cuprum S.A.	—	—%	6,159,033	4.31%	2.16%

Shareholders as of December 31, 2024	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA	62,556,568	43.80%	—	—	21.90%
The Bank of New York Mellon, ADRs	—	—	42,599,351	29.83%	14.91%
Sociedad de Inversiones Pampa Calichera S.A.	41,885,389	29.33%	1,611,227	1.13%	15.23%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile on behalf of State Street	—	—	11,210,700	7.85%	3.92%
AFP Habitat S.A.	614,872	0.43%	9,927,240	6.95%	3.69%
Global Mining Spa	8,798,539	6.16%	—	—	3.08%
Banco Santander on behalf of foreign investors	—	—	7,809,941	5.47%	2.73%
AFP Provida S.A.	—	—	8,160,173	5.71%	2.86%
AFP Cuprum S.A.	—	—	7,867,910	5.51%	2.75%
AFP Capital S.A.	—	—	7,924,281	5.55%	2.77%
Banco De Chile on Behalf of Non-Resident Third Parties	55,980	0.04%	4,965,585	3.48%	1.76%
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(1)As reported by DCV, which records the Company’s shareholders’ register as of December 31, 2025 and 2024 Inversiones TLC SpA, a subsidiary wholly owned by Tianqi Lithium Corporation, is the direct owner of 62,556,568 Series A shares of the Company equivalent to 21.90% of SQM’s shares as of December 31, 2025. In addition, as reported by Inversiones TLC SpA, Tianqi Lithium Corporation owns 577,203 ADS representing SQM Series B shares. In other words, as of December 31, 2025, Tianqi Lithium Corporation directly and indirectly owns 22.10% of all SQM shares through Series A shares and ADS of Series B shares. Futhermore, as of December 31, 2024, Tianqi Lithium Corporation owned 748,490 ADS representing SQM Series B shares, corresponding to a direct and indirect share equivalent to 22.16% of all SQM shares through Series A shares and ADS representing Series B shares.

(2)As of December 31, 2025, the Sociedad de Inversiones Pampa Calichera S.A. owned 46,600,458 Series A and B shares with 3,213,842 Series A shares held in custody by stockbrokers and as of December 31, 2024 the Sociedad de Inversiones Pampa Calichera S.A. owned 46,600,458 Series A and B shares with 3,103,842 Series A shares held in custody by stockbrokers.